Transactions and balances with related parties	12 Months Ended
Dec. 31, 2019
Transactions and balances with related parties
Transactions and balances with related parties

29      Transactions and balances with related parties

Terms and conditions of transactions with related parties

The following is a description of related party transactions the Group has entered into since January 1, 2018, with members of our supervisory or management board, executive officers or holders of more than 10% of any class of our voting securities.

Transactions with MTN

The Group engages in several initiatives with affiliates of our shareholder Mobile Telephone Networks Holdings (Pty) Ltd. For example, consumers may pay for transactions on Jumia’s platform with MTN’s mobile money. The Group has also set up dedicated MTN branded online stores on our platform.

In 2019 and 2018, the Group also entered into an agreement in which MTN prepaid for their employees’ purchases in Jumia’s platform through the wallet top-ups, which amounted to EUR 890 thousand (2018: EUR 1,166 thousand), which have all been converted into revenue during 2019.

The outstanding balances with MTN (current trade and loan receivables and payables) are as follows:

		As of
In thousands of EUR	Note	December 31, 2019	December 31, 2018
Trade and other receivables	11	371	262
Total Assets		371	262
Trade and other payables	16	—	191
Deferred income	20	—	1,166
Total Liabilities		—	1,357

The income and expense amounts with MTN were as follows:

	As of
In thousands of EUR	December 31, 2019	December 31, 2018
Revenue	—	661
Expenses	(478)	(487)
Net profit and loss	(478)	174

Transactions with Key management

Key management includes the senior executives. The compensation paid or payable to key management for employee services is shown below:

	For the year ended
In thousands of EUR	December 31, 2019	December 31, 2018
Short-term employee benefits	8,036	3,204
Other benefits	47	25
Share-based compensation	13,771	11,034
Total	21,854	14,263

See Note 15 for additional information regarding the share-based compensation plans.

Transactions with Jeremy Hodara

In October 2018, Jeremy Hodara, co-CEO and a member of the management board, sold his entire participation in Jumia Facilities Management Services LLC (“Jumia Facilities”) to the Group. Jumia Facilities is a company based in Dubai, United Arab Emirates, and was incorporated by an individual local shareholder holding 51% on our behalf and Jeremy Hodara, who held the remaining 49%. The purpose of Jumia Facilities is limited to the provision of operational services to the Group, such as marketing and support services. According to Jumia Facilities’ Memorandum of Association, Jeremy Hodara was appointed managing director of the Jumia Facilities. Jumia Facilities’ operations are financed through loans granted by the Group. Profits and losses of the company are to be borne by the Group as well. The sale of participation did not result in a change in consolidation or control.